Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue
Schedule of revenue

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
In-game purchases	197,807	218,339	99,190	106,292
Advertising	14,948	15,800	6,634	8,572
Total	212,755	234,139	105,824	114,864

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
US	72,277	84,436	36,740	41,832
Europe	61,740	55,729	30,998	27,918
Asia	47,572	57,421	22,660	27,455
Other	31,166	36,553	15,426	17,659
Total	212,755	234,139	105,824	114,864